Trade receivables and other current assets - Narrative (Details) € in Thousands, $ in Millions	Jun. 30, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of Trade Receivables and Other Current Assets
Trade receivables	€ 3,121	€ 905
Prepaid expenses	2,269	2,560
Current advances to suppliers	1,100	1,100
Current contract assets	0	2,062
Third party services
Disclosure of Trade Receivables and Other Current Assets
Prepaid expenses	600
Clinical products
Disclosure of Trade Receivables and Other Current Assets
Prepaid expenses	400
Janssen Pharmaceutica NV
Disclosure of Trade Receivables and Other Current Assets
Trade receivables	1,600		$ 20
Janssen Pharmaceutica NV | Technology Transfer And Technical Assistance
Disclosure of Trade Receivables and Other Current Assets
Trade receivables	700
Janssen Pharmaceutica NV | Intellectual Property Services
Disclosure of Trade Receivables and Other Current Assets
Trade receivables	500
MD Anderson Cancer Center, NBTXR3
Disclosure of Trade Receivables and Other Current Assets
Prepaid expenses	€ 1,300	€ 1,200